Net loss per share	12 Months Ended
Dec. 31, 2015
Net loss per share
Net loss per share

24.Net loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net loss	(49,899)	(4,996,358)	(9,378,016)
Series C Preferred Shares redemption value accretion	(2,435,366)	(7,957,640)	—

Net loss attributable to ordinary shareholders	(2,485,265)	(12,953,998)	(9,378,016)

Numerator for basic net loss per share	(2,485,265)	(12,953,998)	(9,378,016)
Numerator for diluted net loss per share	(2,485,265)	(12,953,998)	(9,378,016)

Denominator:
Weighted average number of shares — basic	1,694,495,048	2,419,668,247	2,735,034,034
Weighted average number of shares — diluted	1,694,495,048	2,419,668,247	2,735,034,034

Basic net loss per share attributable to ordinary shareholders	(1.47)	(5.35)	(3.43)

Diluted net loss per share attributable to ordinary shareholders	(1.47)	(5.35)	(3.43)

Generally, basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

As a result of the modification of the Series A, A-1 and B Preferred Shares on September 21, 2010, the Series A, A-1 and B Preferred Shares were classified as separate classes of permanent equity securities with no senior or prior rights to ordinary shares, except for the dividend rights. Accordingly for the years ended December 31, 2013 and 2014, the “two-class” method is required to be used for the calculation of net loss per share. Since the Company did not declare any dividends for the years ended December 31, 2013 and 2014, the net loss per share attributable to each class would be the same under the “two-class” method for the years ended December 31, 2013 and 2014. As such, the three classes of shares have been presented on a combined basis in the Consolidated Statements of Operations and Comprehensive Loss and in the above computation of net loss per share.

Diluted net loss per share is computed using the weighted average number of ordinary shares, Series A, A-1 and B Preferred Shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares that were not included in the calculation of diluted net loss per share in the periods presented where their inclusion would be anti-dilutive include non-vested ordinary shares, RSUs and options to purchase ordinary shares of 33,084,709, 63,453,677 and 81,737,438 for the years ended December 31, 2013, 2014 and 2015 on a weighted average basis, respectively. For the years ended December 31, 2013 and 2014, the assumed conversion of the Series C Preferred Shares was anti-dilutive and excluded from the calculation of diluted net loss per share.